StockCar Stocks Mutual Fund, Inc.

CERTIFICATION PURSUANT TO RULE 497(j)

The undersigned, on behalf of the StockCar Stocks Mutual Fund, Inc.  (the “Registrant”) hereby certifies that the form of Prospectus and Statement of Additional Information, each dated February 4, 2009, that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant’s most recent amendment to the post-effective amendment to its registration statement on Form N-1A.  The text of such amendment to the registration statement was filed electronically.

Dated 03/09/2009

StockCar Stocks Mutual Fund, Inc.

By:

/S/David Dube

David Bube

President